RELATED PARTY TRANSACTIONS OPERATION AND MANGEMENT SERVICES AGREEMENT (Details) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of Contract Renewals	2
Term of Renewal	5 years
PBF LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee	$ 8,587